INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF NET LOSS DOMESTIC AND FOREIGN JURISDICTIONS
	December 31, 2021	December 31, 2020
Net loss - domestic	$(10,997,929)	$(5,845,053)
Net loss foreign	-	-
Total	$(10,997,929)	$(5,845,053)

SCHEDULE OF INCOME TAX EXPENSE

	December 31, 2021	December 31, 2020
Tax expense (benefit) at the statutory rate	$(2,309,565)	$(1,227,461)
Non-deductible items	620,855	384,991
Deferred true-ups	(119,782)	124,206
Change in valuation allowance	(2,309,565)	718,264
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2021 and 2020, are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforward	$8,758,337	$6,504,000
Lease liability	277,142	277,000
Deferred tax assets before valuation allowance	9,035,479	6,781,000
Less: deferred tax asset valuation allowance	(5,093,324)	(3,284,382)
Total deferred tax asset after valuation allowance	3,942,155	3,496,618
Deferred tax liabilities:
Intangible assets	(3,665,013)	(3,219,618)
Fixed assets	(277,142)	(277,000)
Total deferred tax liabilities	3,942,155	3,496,618
Total net deferred tax asset (liability)	$-	$-